Income Taxes (Summary of Reconciliation to Statutory Income Tax Rate) (Parenthetical) (Details) $ in Millions	12 Months Ended
Oct. 31, 2023 CAD ($)
Income Taxes [Abstract]
Tax effect from change in tax rate	$ 585